Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Jul. 31, 2020		Apr. 30, 2020		Oct. 31, 2019		Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 11,091	[2]	$ 11,663	[2]	$ 10,904	[2]	$ 10,548	$ 9,660	$ 8,997
Interest-bearing deposits with financial institutions		47,950		92,241		35,816
Total		$ 59,041		$ 103,904		$ 46,720

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).
[2]	The amounts for the period ended July 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).